Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenues, net:
Total revenues, net		$ 1,268,135	$ 1,334,299
Cost of goods sold		637,113	693,522
Gross profit		631,022	640,777
Operating expenses:
Selling, general and administrative		428,442	418,534
Share-based compensation		35,736	25,696
Depreciation and amortization		141,394	171,804
Total operating expenses		605,572	616,034
Income (loss) from continuing operations		25,450	24,743
Other income (expense):
Interest income		663	776
Interest expense		(56,753)	(59,353)
Interest expense related to lease liabilities and financial obligations		(44,076)	(41,263)
Impairment loss		(9,080)	(54,245)
Other income, net		5,582	15,984
Total other expense, net		(103,664)	(138,101)
Loss before provision for income taxes		(78,214)	(113,358)
Provision for income taxes		(123,689)	(98,251)
Net loss from continuing operations		(201,903)	(211,609)
Net loss from discontinued operations		(26,250)	(10,398)
Net loss		(228,153)	(222,007)
Less: Net income (loss) attributable to non-controlling interest		2,917	(6,584)
Net loss attributable to Curaleaf Holdings, Inc.		$ (231,070)	$ (215,423)
Per share – basic and diluted
Net loss per share from continuing operations - basic (in dollars per share)	[1],[2]	$ (0.32)	$ (0.31)
Net loss per share from continuing operations - diluted (in dollars per share)	[1],[2]	(0.32)	(0.31)
Net loss per share from discontinued operations - basic (in dollars per share)	[2]	(0.03)	(0.01)
Net loss per share from discontinued operations - diluted (in dollars per share)	[2]	(0.03)	(0.01)
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	[1],[2]	(0.35)	(0.32)
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	[1],[2]	$ (0.35)	$ (0.32)
Weighted average common shares outstanding - basic (in shares)	[2]	762,090,951	740,825,099
Weighted average common shares outstanding - diluted (in shares)	[2]	762,090,951	740,825,099
Retail and wholesale revenues
Revenues, net:
Total revenues, net		$ 1,254,821	$ 1,328,331
Management fee income
Revenues, net:
Total revenues, net		$ 13,314	$ 5,968

[1]
(1) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for further details.

[2]
(2) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025 and 2024, the calculation of diluted net loss per share for each period presented gives no consideration to potentially anti-dilutive securities; and as such, is the same as basic net loss per share for each period presented.